Initial Public Offering - Schedule of Shares of Common Stock Reflected on the Condensed Consolidated Balance Sheets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Gross proceeds			$ 115,000,000
Proceeds allocated to Public Warrants			(690,000)
Proceeds allocated to Public Rights			(8,280,000)
Offering costs of Public Shares			(6,236,777)
Accretion of carrying value to redemption value	$ 334,774	4,531,223	16,858,238
Cash withdrawn from Trust Account to pay franchise and income taxes		(1,140,505)
Payment to redeemed public stockholders	(2,956,393)	(112,120,361)
Common stock subject to possible redemption	$ 5,300,199	$ 7,921,818	116,651,461
Public Warrants [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Proceeds allocated to Public Warrants			(690,000)
Public Rights [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Proceeds allocated to Public Rights			$ (8,280,000)